REVOLVING FACILITY AND DEFERRED FINANCING COSTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 20, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Deferred financing costs and other long term assets	$ 2,817,000		$ 2,416,000
Revolving Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	LIBOR
Borrowings required leverage ratio	3.50
Borrowings required leverage ratio under permitted acquisition	4.00
Borrowing covenants tangible net worth threshold	$ 136,800,000
Borrowings convenants positive net income percentage per quarter	50.00%
Borrowings	$ 0
Deferred financing costs and other long term assets	$ 2,300,000		$ 1,900,000
Revolving Facility [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%
Revolving Facility [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.50%
Revolving Facility [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		$ 150,000,000
Revolving Facility [member] | Floating interest rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings standby fee percentage	0.60%
Revolving Facility [member] | Floating interest rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings standby fee percentage	0.80%